TAXES ON INCOME (Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes On Income Roll Forward Of Valuation Allowance Details Abstract
Balance	$ 47,912	$ 44,694	$ 45,308
Additions	1,878	3,218	(614)
Balance	$ 49,790	$ 47,912	$ 44,694